Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 - USD ($)								1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 29, 2023	Nov. 18, 2022	Nov. 10, 2022	Aug. 31, 2022	Apr. 30, 2022	Feb. 23, 2022	Feb. 17, 2022	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 15, 2023	May 31, 2023	May 24, 2022	Apr. 19, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Fixed commission rate	3.00%
Deferred offering costs (in Dollars)									$ 300,000
Issued shares of common stock									7,899,661
Fair value per share (in Dollars per share)									$ 0.15
Warrants issuable (in Dollars)									$ 3,000
Settlement share									447,519
Common stock reserved for issuance									3,150,000					3,150,000
Weighted average grant date fair value (in Dollars per share)										$ 1.08	$ 0.41	$ 3.4
Aggregate fair value of stock options (in Dollars)									$ 83,000	$ 272,000	$ 700,000	$ 2,100,000
Common stock issued (in Dollars)							$ 2,222,222
Issued shares													3,675,414
Common stock per share (in Dollars per share)							$ 9
Percentage of underwriting discount						8.00%
Offering costs (in Dollars)						$ 17,100,000
Warrants to purchase											111,111
Exercise price per share (in Dollars per share)					$ 0.001				$ 1.68		$ 10.35
Restricted common stock issued								93,466
Warrant liability (in Dollars)								$ 10,000			$ 729,900
Selling, general and administrative expense (in Dollars)								$ 254,000	$ 3,736,450	$ 1,766,022	$ 14,770,678	$ 9,351,552
Expected term											5 years
Expected volatility											117.80%
Risk-free interest rate											4.24%
Dividend yield											0.00%
Shares remaining repurchased											4,500,000
Number of shares of common stock issued									22,845,100		22,841,975	15,724,957
Warrants shares					590,406						149,173
Stock options vested					1,180,812	5,626,365			269,672,900		100
Preferred investment option price per share (in Dollars per share)											$ 0.5254	$ 1.52				$ 6.775
Preferred investment options outstanding									0	0
(in Dollars)									$ 6,000		$ 50,000
Cancelled preferred investment options				1,289,148
Reduction of additional paid in capital (in Dollars)											$ 39,000
Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Issued shares of common stock											2,486,214
Expected term									10 years		10 years	10 years
Expected volatility											119.50%	121.20%
Risk-free interest rate									3.60%		4.70%	4.30%
Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Issued shares of common stock											1,575,000
Expected term									5 years		5 years	5 years
Expected volatility											101.10%	112.60%
Risk-free interest rate									3.50%		3.50%	2.90%
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Common stock issued (in Dollars)									$ 22,845,100		$ 22,841,975	$ 15,724,957
Common stock outstanding									22,327,701		22,324,576	15,265,228
Restricted common stock issued								200,000	3,125		512,940	293,466
Number of shares of common stock issued									10,000,000			10,000,000
Treasury Stocks [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Shares remaining repurchased			5,000,000								57,670	459,729
Price per share (in Dollars per share)		$ 2	$ 1								$ 1.02	$ 1.23
Aggregate common stock value (in Dollars)											$ 59,000	$ 600,000
2019 Equity Incentive Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Common stock reserved for issuance									1,400,000		1,400,000
2022 Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Common stock reserved for issuance				2,600,000
Available shares									1,252,617		718,402
H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Preferred investment option price per share (in Dollars per share)					$ 8.46875
Private placement were approximatel (in Dollars)					$ 85,000
Issued shares of common stock					70,849
Aggregate number of shares percentage					6.00%
H.C. Wainwright & Co., LLC [Member] | Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Placement agent fee and management fee percentage					7.50%
H.C. Wainwright & Co., LLC [Member] | Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Placement agent fee and management fee percentage					1.00%
Market Offering Agreement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Shares of common stock (in Dollars)	$ 3,900,000
Restricted Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Expected term											6 months
Expected volatility											96.36%
Risk-free interest rate											4.09%
Dividend yield											0.00%
April 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Exercise price per share (in Dollars per share)															$ 0.001	$ 6.774
Dividend yield											0.00%
Number of shares of common stock issued					590,406
Stock options vested																1,180,812
Preferred investment option price per share (in Dollars per share)					$ 6.65
Private placement were approximatel (in Dollars)					$ 6,900,000
April 2022 Private Placement [Member] | H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Expected term											4 years
Expected volatility											117.00%
Risk-free interest rate											4.00%
April Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Warrants shares											70,849
Value of liability (in Dollars)											$ 36,000
April Contingent Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Preferred investment option price per share (in Dollars per share)					$ 8.46875
April Contingent Warrants issue					70,849
August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Exercise price per share (in Dollars per share)				$ 2.714							$ 2.546
Warrant liability (in Dollars)											$ 8,000
Number of shares of common stock issued				1,350,000
Warrants shares				2,333,280							227,497
Stock options vested				4,972,428
Preferred investment option price per share (in Dollars per share)				$ 2.715
Private placement were approximatel (in Dollars)				$ 8,700,000
Pre-funded warrants exercised											646,640	1,686,640
Investment options											2,486,214
Reduced exercise price (in Dollars per share)											$ 1.09
Preferred investment options outstanding											2,486,214
Cancelled preferred investment options					1,180,812
Increase in fair value of the preferred investment options (in Dollars)											$ 860,000
August 2022 Private Placement [Member] | H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
(in Dollars)				$ 85,000
August 2022 Private Placement [Member] | H.C. Wainwright & Co., LLC [Member] | Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Placement agent fee and management fee percentage				7.50%
August 2022 Private Placement [Member] | H.C. Wainwright & Co., LLC [Member] | Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Placement agent fee and management fee percentage				1.00%
August Wainwright Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Exercise price per share (in Dollars per share)				$ 3.3938
Warrants shares				220,997
Aggregate number of shares percentage				6.00%
August Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part-2 [Line Items]
Exercise price per share (in Dollars per share)				$ 3.3938
Warrants shares											70,849	298,346
Warrants issued				298,346							70,849
Contingent warrant liability shares (in Dollars)											$ 149,173